UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 06325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/2015

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Midcap Index Fund, Inc.

ANNUAL REPORT October 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Midcap Index Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Midcap Index Fund, Inc., covering the 12-month period from November 1, 2014, through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. U.S. stocks advanced over the final months of 2014 and the spring of 2015, with some broad measures of market performance setting new record highs. Those gains were largely erased over the summer when global economic instability undermined investor sentiment, but a renewed rally in October enabled most broad stock indices to end the reporting period in positive territory. In contrast, international stocks generally lost a degree of value, with developed markets faring far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds generally produced modestly positive total returns, with municipal bonds and longer term U.S. government securities faring better, on average, than corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding short-term U.S. interest rates and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation

November 16, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through October 31, 2015, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Overview Fund and Market Performance

For the 12-month period ended October 31, 2015, Dreyfus Midcap Index Fund produced a total return of 2.98%.1 The Standard & Poor’s MidCap 400® Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 3.42% for the same period.2,3

Modestly positive results from midcap stocks for the reporting period masked heightened volatility stemming from shifting economic sentiment. The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 400 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings. The fund may also use stock index futures as a substitute for the sale or purchase of stocks. The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 400 Index.

Global Economic Concerns Sparked Market Turmoil

After experiencing sharp declines in the early fall, the reporting period began in the midst of a stock market rally driven by robust employment gains and improved consumer and business confidence. The S&P 400 Index climbed through the end of January 2015 despite global economic concerns and plummeting commodity prices.

Investors responded negatively in February to sluggish domestic economic growth stemming from severe winter weather and an appreciating U.S. dollar. Indeed, U.S. GDP expanded at an anemic 0.6% annualized rate during the first quarter of 2015, but the S&P 400 Index soon resumed its advance, setting a new record high in June as the U.S. economy regained traction with a 3.9% annualized growth rate for the second quarter.

Uncertainty regarding a debt crisis in Greece and slowing economic growth in China again sent U.S. stock prices lower over the summer. In mid-August, the Chinese central bank unexpectedly devalued the country’s currency, sending commodity prices lower. In fact, lower U.S. export activity stemming from global economic weakness was cited as a primary factor behind a deceleration of U.S. economic growth to an annualized 1.5% rate for the third quarter. Midcap stocks dipped into negative territory in late August and through most of September, but a strong rally in October enabled the S&P 400 Index to end the reporting period with a modest gain.

DISCUSSION OF FUND PERFORMANCE (continued)

Financial Stocks Led Midcap Stocks Higher

Although the S&P 400 Index posted a mild single-digit gain for the reporting period overall, the economic sectors that comprise the index delivered widely disparate results. The financials sector led the midcap market’s advance, as insurance companies reported higher earnings due to recent mergers-and-acquisitions activity and strong performance in their fixed-income investment portfolios. In addition, midsize real estate investment trusts (REITs) that specialize in storage facilities and major urban commercial properties gained value in the recovering economy.

In the information technology sector, cost containment efforts helped a number of companies maintain their earnings growth. Moreover, some software developers posted higher earnings amid rising demand, and others gained value in the wake of acquisition offers from larger companies. Technology services companies providing global payment and e-commerce solutions also fared particularly well over the reporting period. The health care sector continued to see rising spending on medical services for an aging population, and the market sector benefited from the launch of innovative new breast cancer detection and heart implant technologies. Health care insurers reported higher enrollment rates due to the Affordable Care Act.

In contrast, the energy sector lost considerable value over the reporting period. A glut of supply of crude oil was met with tepid global demand, causing petroleum prices to fall sharply. Offshore drillers, exploration-and-production companies, and coal producers were hit especially hard. The materials sector also was hurt by declining commodity prices stemming mainly from reduced demand from the emerging markets and a strengthening U.S. dollar, which weighed on earnings for metals-and-mining companies. Finally, results from the industrials sector were undermined by weakness among trucking firms, railroads, and marine transport companies that struggled with lower demand from China and the U.S. energy industry.

Replicating the Performance of the S&P 400 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track and aggressively accommodative monetary policies are at work in international markets. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

November 16, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² SOURCE: Lipper Inc. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Midcap Index Fund, Inc. and the Standard & Poor’s MidCap 400 Index

Average Annual Total Returns as of 10/31/15

	1 Year	5 Years	10 Years
Fund	2.98%	12.87%	8.63%
Standard & Poor’s MidCap 400 Index	3.42%	13.41%	9.09%

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus Midcap Index Fund, Inc. on 10/31/05 to a $10,000 investment made in the Standard & Poor’s MidCap 400 Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2015

Expenses paid per $1,000†	$2.48
Ending value (after expenses)	$968.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2015

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2015

Common Stocks - 98.5%	Shares		Value ($)
Automobiles & Components - .6%
Dana Holding	340,216		5,715,629
Gentex	624,383		10,233,637
Thor Industries	97,249		5,259,226
			21,208,492
Banks - 6.0%
Associated Banc-Corp	323,209		6,250,862
BancorpSouth	185,383		4,621,598
Bank of Hawaii	94,257	[a]	6,171,948
Bank of the Ozarks	164,347	[a]	8,220,637
Cathay General Bancorp	162,366		5,082,056
Commerce Bancshares	170,346		7,759,260
Cullen/Frost Bankers	118,277		8,094,878
East West Bancorp	303,720		12,267,251
First Horizon National	498,719		7,071,835
First Niagara Financial Group	750,590		7,768,607
FirstMerit	350,782		6,591,194
Fulton Financial	381,919		5,125,353
Hancock Holding	166,518		4,595,897
International Bancshares	120,308		3,242,301
New York Community Bancorp	1,008,258		16,656,422
PacWest Bancorp	238,851		10,757,849
Prosperity Bancshares	138,737		7,128,307
Signature Bank	107,793	[b]	16,052,534
SVB Financial Group	107,847	[b]	13,164,883
Synovus Financial	280,092		8,859,310
TCF Financial	357,940		5,508,697
Trustmark	141,279	[a]	3,394,934
Umpqua Holdings	467,148		7,801,372
Valley National Bancorp	477,310		5,011,755
Washington Federal	199,527		4,976,203
Webster Financial	191,299		7,097,193
			199,273,136
Capital Goods - 10.3%
A.O. Smith	158,716		12,192,563
Acuity Brands	91,818		20,071,415
AECOM	320,543	[b]	9,446,402
AGCO	159,284	[a]	7,707,753
B/E Aerospace	224,177		10,525,110

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Capital Goods - 10.3% (continued)
Carlisle	137,925		11,999,475
CLARCOR	106,287		5,299,470
Crane	103,496		5,448,029
Donaldson	266,361	[a]	8,044,102
Esterline Technologies	65,645	[b]	5,057,947
Fortune Brands Home & Security	338,708		17,724,590
GATX	93,937		4,386,858
Graco	122,455		8,988,197
Granite Construction	82,878		2,721,714
Hubbell, Cl. B	107,692		10,429,970
Huntington Ingalls Industries	102,212		12,259,307
IDEX	165,549		12,707,541
ITT	190,285		7,531,480
Joy Global	207,205	[a]	3,559,782
KBR	306,634		5,654,331
Kennametal	170,862		4,804,639
KLX	110,876		4,336,360
Lennox International	85,013		11,290,577
Lincoln Electric Holdings	144,952		8,669,579
MSC Industrial Direct Cl. A	102,805		6,453,070
Nordson	122,251		8,709,161
NOW	226,614	[a,b]	3,741,397
Orbital ATK	124,222		10,635,888
Oshkosh	164,986		6,779,275
Regal Beloit	94,756		6,044,485
Teledyne Technologies	74,419	[b]	6,640,407
Terex	224,797		4,509,428
Timken	157,938		4,990,841
Toro	115,866		8,721,234
Trimble Navigation	548,434	[b]	12,476,873
Trinity Industries	327,628		8,868,890
Triumph Group	105,047	[a]	4,893,089
Valmont Industries	50,606	[a]	5,487,715
Wabtec	204,097		16,913,518
Watsco	54,607		6,718,299
Woodward	123,636		5,625,438
			339,066,199
Commercial & Professional Services - 3.0%
CEB	71,464		5,342,649

Common Stocks - 98.5% (continued)	Shares		Value ($)
Commercial & Professional Services - 3.0% (continued)
Clean Harbors	115,609	[b]	5,374,662
Copart	232,306	[b]	8,411,800
Deluxe	105,748		6,297,293
FTI Consulting	87,479	[b]	2,975,161
Herman Miller	124,043		3,935,884
HNI	93,606		4,019,442
Manpowergroup	162,936		14,954,266
MSA Safety	66,881		2,907,986
R.R. Donnelley & Sons	441,657	[a]	7,450,754
Rollins	204,321		5,479,889
Towers Watson & Co., Cl. A	147,396	[a]	18,212,250
Waste Connections	262,332		14,291,847
			99,653,883
Consumer Durables & Apparel - 4.1%
Brunswick	196,222		10,558,706
CalAtlantic Group	163,399	[a,b]	6,223,868
Carter's	111,694		10,150,751
Deckers Outdoor	71,070	[b]	3,955,756
Jarden	419,725	[b]	18,803,680
Kate Spade & Co.	270,081	[b]	4,853,356
KB Home	192,931	[a]	2,527,396
M.D.C. Holdings	82,026	[a]	2,131,856
NVR	8,096	[b]	13,259,305
Polaris Industries	129,206	[a]	14,515,002
Skechers USA, Cl. A	270,546	[a,b]	8,441,035
Tempur Sealy International	131,205	[b]	10,212,997
Toll Brothers	342,092	[b]	12,305,049
TRI Pointe Group	312,046	[b]	4,050,357
Tupperware Brands	106,560	[a]	6,273,187
Vista Outdoor	134,491		6,014,438
			134,276,739
Consumer Services - 2.8%
Apollo Education Group	204,540	[b]	1,484,960
Brinker International	127,501	[a]	5,802,571
Buffalo Wild Wings	40,122	[a,b]	6,189,621
Cheesecake Factory	97,745		4,711,309
Cracker Barrel Old Country Store	50,643	[a]	6,961,387
DeVry Education Group	121,129	[a]	2,853,799
Domino's Pizza	117,724		12,557,619

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Consumer Services - 2.8% (continued)
Dunkin' Brands Group	204,960		8,487,394
Graham Holdings, Cl. B	9,354		5,167,804
International Speedway, Cl. A	58,753		2,038,142
Jack in the Box	79,114		5,896,366
Panera Bread, Cl. A	51,827	[b]	9,192,555
Service Corporation International	429,340		12,133,148
Sotheby's	130,469	[a]	4,520,751
Wendy's	490,526		4,493,218
			92,490,644
Diversified Financials - 3.0%
CBOE Holdings	177,625		11,907,980
Eaton Vance	250,358		9,040,427
Federated Investors, Cl. B	202,164	[a]	6,212,500
Janus Capital Group	313,477	[a]	4,868,298
MSCI	210,333		14,092,311
Raymond James Financial	268,986		14,823,818
SEI Investments	293,690		15,219,016
SLM	897,562	[b]	6,336,788
Stifel Financial	143,798	[b]	6,388,945
Waddell & Reed Financial, Cl. A	177,118		6,542,739
WisdomTree Investments	241,950	[a]	4,652,698
			100,085,520
Energy - 3.5%
Atwood Oceanics	126,263	[a]	2,089,653
California Resources	653,602		2,640,552
Denbury Resources	749,600	[a]	2,653,584
Dril-Quip	81,898	[b]	5,041,641
Energen	166,589		9,687,150
Gulfport Energy	225,704	[b]	6,877,201
HollyFrontier	400,259		19,600,683
Nabors Industries	613,791		6,162,462
Noble	512,654	[a]	6,905,449
Oceaneering International	210,700		8,853,614
Oil States International	105,722	[b]	3,172,717
Patterson-UTI Energy	315,911		4,703,915
QEP Resources	346,256		5,353,118
Rowan Cos	269,277		5,299,371
SM Energy	142,984	[a]	4,768,516
Superior Energy Services	322,593		4,567,917

Common Stocks - 98.5% (continued)	Shares		Value ($)
Energy - 3.5% (continued)
Western Refining	148,933		6,198,591
World Fuel Services	155,166		6,898,680
WPX Energy	497,654	[b]	3,413,906
			114,888,720
Food & Staples Retailing - .5%
Casey's General Stores	82,289		8,740,738
SUPERVALU	551,057	[b]	3,620,444
United Natural Foods	105,990	[b]	5,347,196
			17,708,378
Food, Beverage & Tobacco - 2.5%
Boston Beer, Cl. A	20,452	[a,b]	4,491,055
Dean Foods	192,519		3,486,519
Flowers Foods	396,512		10,705,824
Hain Celestial Group	215,209	[b]	10,728,169
Ingredion	151,270		14,379,726
Lancaster Colony	41,192		4,684,354
Post Holdings	128,713	[b]	8,272,385
Tootsie Roll Industries	38,101	[a]	1,209,326
TreeHouse Foods	90,682	[a,b]	7,766,006
WhiteWave Foods	369,364	[b]	15,136,537
			80,859,901
Health Care Equipment & Services - 7.0%
Align Technology	153,968	[a,b]	10,078,745
Allscripts Healthcare Solutions	396,821	[b]	5,579,303
AmSurg	102,675	[b]	7,196,491
Centene	251,672	[b]	14,969,451
Community Health Systems	250,281	[b]	7,017,879
Cooper	102,268		15,581,552
Halyard Health	98,600	[b]	2,926,448
Health Net	164,927	[b]	10,598,209
Hill-Rom Holdings	121,176		6,384,763
Hologic	515,796	[b]	20,043,833
IDEXX Laboratories	195,151	[a,b]	13,391,262
LifePoint Health	95,258	[b]	6,561,371
LivaNova	89,615	[b]	5,939,682
MEDNAX	199,191	[b]	14,036,990
Molina Healthcare	85,768	[b]	5,317,616
Owens & Minor	134,175	[a]	4,810,174
ResMed	297,661	[a]	17,148,250

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 7.0% (continued)
Sirona Dental Systems	117,480	[b]	12,820,592
STERIS	175,064	[a]	13,121,047
Teleflex	87,631	[a]	11,654,923
VCA	173,457	[b]	9,500,240
WellCare Health Plans	94,595	[b]	8,381,117
West Pharmaceutical Services	152,612		9,158,246
			232,218,184
Household & Personal Products - 1.3%
Avon Products	922,306	[a]	3,716,893
Church & Dwight	276,674		23,818,865
Edgewell Personal Care	131,582		11,146,311
Energizer Holdings	131,582		5,635,657
			44,317,726
Insurance - 5.3%
Alleghany	33,887	[b]	16,817,101
American Financial Group	152,357		10,998,652
Arthur J. Gallagher & Co.	368,779		16,126,706
Aspen Insurance Holdings	128,941		6,267,822
Brown & Brown	249,480		8,050,720
CNO Financial Group	407,866		7,835,106
Endurance Specialty Holdings	128,461	[a]	8,109,743
Everest Re Group	94,479		16,814,428
First American Financial	228,436		8,710,265
Kemper	106,093		3,789,642
Mercury General	77,067	[a]	4,162,389
Old Republic International	512,078		9,237,887
Primerica	105,422	[a]	5,021,250
Reinsurance Group of America	141,228		12,744,415
RenaissanceRe Holdings	96,711		10,602,427
StanCorp Financial Group	89,240		10,237,613
The Hanover Insurance Group	93,913		7,912,170
W.R. Berkley	209,308		11,685,666
			175,124,002
Materials - 6.9%
Albemarle	237,374		12,704,256
Allegheny Technologies	231,198	[a]	3,398,611
AptarGroup	131,610		9,681,232
Ashland	142,423		15,626,652
Bemis	205,942		9,428,025

Common Stocks - 98.5% (continued)	Shares		Value ($)
Materials - 6.9% (continued)
Cabot	136,012		4,888,271
Carpenter Technology	107,801		3,590,851
Chemours	384,183		2,662,388
Commercial Metals	247,393		3,555,037
Compass Minerals International	72,464		5,886,975
Cytec Industries	150,580		11,206,164
Domtar	136,956		5,648,065
Eagle Materials	106,573		7,037,015
Greif, Cl. A	55,157		1,808,046
Louisiana-Pacific	307,652	[b]	5,433,134
Minerals Technologies	73,541		4,334,507
NewMarket	22,134		8,715,041
Olin	349,703	[a]	6,707,304
Packaging Corporation of America	208,295		14,257,793
PolyOne	188,848		6,315,077
Reliance Steel & Aluminum	155,822		9,343,087
Royal Gold	140,341		6,713,913
RPM International	283,078		12,939,495
Scotts Miracle-Gro, Cl. A	94,120		6,226,979
Sensient Technologies	97,228		6,346,072
Silgan Holdings	87,685		4,460,536
Sonoco Products	212,762		9,082,810
Steel Dynamics	510,703		9,432,684
United States Steel	313,720	[a]	3,664,250
Valspar	158,195		12,805,885
Worthington Industries	102,021		3,132,045
			227,032,200
Media - 1.5%
AMC Networks, Cl. A	128,679	[b]	9,508,091
Cable One	9,356		4,055,265
Cinemark Holdings	223,925		7,935,902
DreamWorks Animation SKG, Cl. A	153,978	[a,b]	3,116,515
John Wiley & Sons, Cl. A	104,160		5,450,693
Live Nation Entertainment	307,477	[b]	8,387,973
Meredith	79,423		3,734,469
New York Times, Cl. A	275,546	[a]	3,659,251
Time	232,040		4,311,303
			50,159,462

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Akorn	166,708	[a,b]	4,457,772
Bio-Rad Laboratories, Cl. A	43,797	[b]	6,108,806
Bio-Techne	78,713		6,942,487
Catalent	208,251	[b]	5,535,312
Charles River Laboratories International	100,344	[b]	6,546,443
Mettler-Toledo International	58,739	[b]	18,267,242
PAREXEL International	117,011	[b]	7,385,734
United Therapeutics	96,585	[b]	14,162,259
			69,406,055
Real Estate - 10.8%
Alexander & Baldwin	95,357		3,598,773
Alexandria Real Estate Equities	152,443	[c]	13,680,235
American Campus Communities	241,250	[c]	9,787,512
BioMed Realty Trust	433,084	[c]	10,138,496
Camden Property Trust	183,511	[c]	13,541,277
Care Capital Properties	175,455		5,781,242
Communications Sales & Leasing	258,037		5,183,963
Corporate Office Properties Trust	199,584	[c]	4,590,432
Corrections Corporation of America	251,184	[c]	7,158,744
Douglas Emmett	291,258	[c]	8,897,932
Duke Realty	729,628	[c]	15,103,300
Equity One	156,739	[c]	4,166,123
Extra Space Storage	261,322	[c]	20,707,155
Federal Realty Investment Trust	145,435	[c]	20,868,468
Highwoods Properties	199,888	[c]	8,685,134
Hospitality Properties Trust	322,345	[c]	8,651,740
Jones Lang LaSalle	94,926		15,825,113
Kilroy Realty	194,699	[c]	12,818,982
Lamar Advertising, Cl. A	173,284		9,778,416
LaSalle Hotel Properties	242,922	[c]	7,144,336
Liberty Property Trust	314,784	[c]	10,708,952
Mack-Cali Realty	187,884	[c]	4,088,356
Mid-America Apartment Communities	159,271	[c]	13,568,296
National Retail Properties	284,091	[c]	10,795,458
Omega Healthcare Investors	340,799		11,764,381
Post Properties	116,301	[c]	6,947,822
Potlatch	86,612	[c]	2,705,759
Rayonier	272,812	[c]	6,179,192
Regency Centers	199,129	[c]	13,532,807

Common Stocks - 98.5% (continued)	Shares		Value ($)
Real Estate - 10.8% (continued)
Senior Housing Properties Trust	505,094	[c]	7,672,378
Sovran Self Storage	76,170	[c]	7,607,098
Tanger Factory Outlet Centers	202,414	[c]	7,074,369
Taubman Centers	129,082	[c]	9,936,732
UDR	554,678	[c]	19,114,204
Urban Edge Properties	195,334	[a]	4,637,229
Weingarten Realty Investors	242,535	[c]	8,673,052
WP GLIMCHER	392,332		4,558,898
			355,672,356
Retailing - 3.8%
Aaron's	137,557		3,393,531
Abercrombie & Fitch, Cl. A	146,739	[a]	3,109,399
American Eagle Outfitters	378,346	[a]	5,781,127
Ascena Retail Group	361,743	[b]	4,818,417
Big Lots	110,094		5,075,333
Cabela's	105,379	[a,b]	4,127,695
Chico's FAS	295,671		4,086,173
CST Brands	163,805		5,885,514
Dick's Sporting Goods	198,869		8,859,614
Foot Locker	295,313		20,007,456
Guess?	134,307	[a]	2,827,162
HSN	68,878		4,260,104
J.C. Penney	643,334	[a,b]	5,899,373
LKQ	644,020	[b]	19,069,432
Murphy USA	85,591	[b]	5,252,720
Office Depot	1,037,107	[b]	7,902,755
Rent-A-Center	112,109		2,061,685
Williams-Sonoma	178,621		13,173,299
			125,590,789
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices	1,334,225	[a,b]	2,828,557
Atmel	880,202		6,689,535
Cree	219,125	[a,b]	5,519,759
Cypress Semiconductor	703,095	[b]	7,410,621
Fairchild Semiconductor International	253,279	[b]	4,224,694
Integrated Device Technology	319,843	[a,b]	8,155,997
Intersil, Cl. A	276,536		3,747,063
Silicon Laboratories	83,567	[b]	4,175,843
SunEdison	663,655	[a,b]	4,844,682

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 1.9% (continued)
Synaptics	77,994	[b]	6,636,509
Teradyne	447,370		8,732,662
			62,965,922
Software & Services - 9.3%
ACI Worldwide	245,503	[b]	5,879,797
Acxiom	163,747	[b]	3,622,084
ANSYS	190,627	[b]	18,168,659
Broadridge Financial Solutions	250,865		14,946,537
Cadence Design Systems	618,400	[b]	13,740,848
CDK Global	340,798		16,968,332
CommVault Systems	88,846	[b]	3,600,040
Convergys	213,474		5,479,878
CoreLogic	190,339	[b]	7,419,414
DST Systems	70,498		8,611,331
FactSet Research Systems	87,309	[a]	15,289,552
Fair Isaac	66,210		6,115,818
Fortinet	307,638	[b]	10,570,442
Gartner	175,763	[b]	15,936,431
Global Payments	138,141		18,843,814
Jack Henry & Associates	172,959		13,376,649
Leidos Holdings	135,593		7,128,124
Manhattan Associates	156,295	[b]	11,386,091
MAXIMUS	141,703		9,664,145
Mentor Graphics	208,078		5,659,722
NeuStar, Cl. A	117,491	[a,b]	3,194,580
PTC	245,753	[b]	8,709,486
Rackspace Hosting	251,676	[b]	6,505,825
Rovi	187,297	[a,b]	1,713,768
Science Applications International	88,315		4,050,126
SolarWinds	140,627	[b]	8,160,585
Solera Holdings	144,654	[a]	7,906,788
Synopsys	328,861	[b]	16,436,473
Tyler Technologies	71,162	[b]	12,123,158
Ultimate Software Group	60,454	[b]	12,353,775
VeriFone Systems	240,272	[b]	7,241,798
WEX	81,974	[b]	7,370,282
			308,174,352
Technology Hardware & Equipment - 5.1%
3D Systems	221,507	[a,b]	2,228,360

Common Stocks - 98.5% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 5.1% (continued)
ARRIS Group	285,344	[b]	8,063,821
Arrow Electronics	200,296	[b]	11,014,277
Avnet	285,103		12,952,229
Belden	90,479		5,793,370
Ciena	248,324	[b]	5,994,541
Cognex	183,494		6,899,374
Diebold	137,143		5,056,462
FEI	88,646		6,399,355
Ingram Micro, Cl. A	331,214		9,863,553
InterDigital	78,538		3,985,018
IPG Photonics	76,721	[a,b]	6,338,689
Jabil Circuit	408,368		9,384,297
Keysight Technologies	356,231	[b]	11,784,121
Knowles	179,331	[a,b]	2,987,654
Lexmark International, Cl. A	130,992		4,255,930
MarketAxess Holdings	75,616		7,660,657
National Instruments	214,555		6,537,491
NCR	335,563	[b]	8,925,976
NetScout Systems	212,301	[b]	7,615,237
Plantronics	74,757		4,008,470
Polycom	281,419	[b]	3,877,954
Tech Data	75,006	[b]	5,459,687
Vishay Intertechnology	285,699	[a]	3,028,409
Zebra Technologies, Cl. A	109,638	[b]	8,431,162
			168,546,094
Telecommunication Services - .2%
Telephone & Data Systems	200,148		5,732,239
Transportation - 2.1%
Alaska Air Group	270,066		20,592,532
Genesee & Wyoming, Cl. A	112,629	[b]	7,557,406
JetBlue Airways	657,806	[b]	16,339,901
Kirby	117,709	[b]	7,685,221
Landstar System	92,523		5,832,650
Old Dominion Freight Line	148,048	[b]	9,170,093
Werner Enterprises	95,722		2,532,804
			69,710,607
Utilities - 4.9%
Alliant Energy	239,466		14,133,283
Aqua America	373,696		10,687,706

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Utilities - 4.9% (continued)
Atmos Energy	213,158		13,428,954
Black Hills	94,192		4,312,110
Cleco	127,998		6,783,894
Great Plains Energy	331,779		9,123,922
Hawaiian Electric Industries	227,593	[a]	6,659,371
IDACORP	108,337		7,242,328
MDU Resources Group	418,351		7,890,100
National Fuel Gas	178,198	[a]	9,360,741
OGE Energy	422,090		12,033,786
ONE Gas	110,845		5,413,670
PNM Resources	168,818		4,747,162
Questar	377,658		7,798,638
Talen Energy	137,897	[b]	1,196,946
UGI	365,648		13,408,312
Vectren	177,873		8,087,885
Westar Energy	299,378		11,885,307
WGL Holdings	105,611		6,572,173
			160,766,288
Total Common Stocks (cost $2,225,945,763)			3,254,927,888
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.02%, 3/17/16 (cost $2,464,807)	2,465,000	[d]	2,464,068
Total Short-Term Investments (cost $2,464,807)
Other Investment - 1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $38,685,785)	38,685,785	[e]	38,685,785

Investment of Cash Collateral for Securities Loaned - 2.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $95,707,092)	95,707,092	[e]	95,707,092
Total Investments (cost $2,362,803,447)	102.7%		3,391,784,833
Liabilities, Less Cash and Receivables	(2.7%)		(88,368,961)
Net Assets	100.0%		3,303,415,872

a Security, or portion thereof, on loan. At October 31, 2015, the value of the fund’s securities on loan was $227,874,253 and the value of the collateral held by the fund was $232,506,881, consisting of cash collateral of $95,707,092 and U.S. Government & Agency securities valued at $136,799,789.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open financial futures contracts.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Real Estate	10.8
Capital Goods	10.3
Software & Services	9.3
Health Care Equipment & Services	7.0
Materials	6.9
Banks	6.0
Insurance	5.3
Technology Hardware & Equipment	5.1
Utilities	4.9
Short-Term/Money Market Investments	4.2
Consumer Durables & Apparel	4.1
Retailing	3.8
Energy	3.5
Diversified Financials	3.0
Commercial & Professional Services	3.0
Consumer Services	2.8
Food, Beverage & Tobacco	2.5
Pharmaceuticals, Biotechnology & Life Sciences	2.1
Transportation	2.1
Semiconductors & Semiconductor Equipment	1.9
Media	1.5
Household & Personal Products	1.3
Automobiles & Components	.6
Food & Staples Retailing	.5
Telecommunication Services	.2
102.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
October 31, 2015

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation at 10/31/2015 ($)

Financial Futures Long
E-mini Standard & Poor's Midcap	339	48,863,460	December 2015	1,204,348
Gross Unrealized Appreciation				1,204,348

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $227,874,253)—Note 1(b):
Unaffiliated issuers	2,228,410,570	3,257,391,956
Affiliated issuers	134,392,877	134,392,877
Cash		3,612,021
Receivable for investment securities sold		14,945,388
Dividends and securities lending income receivable		1,876,383
Receivable for shares of Common Stock subscribed		1,240,534
Receivable for futures variation margin—Note 4		9,162
Other assets		22,705
		3,413,491,026
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,376,260
Liability for securities on loan—Note 1(b)		95,707,092
Payable for investment securities purchased		9,171,017
Payable for shares of Common Stock redeemed		3,816,655
Accrued expenses		4,130
		110,075,154
Net Assets ($)		3,303,415,872
Composition of Net Assets ($):
Paid-in capital		1,947,804,537
Accumulated undistributed investment income—net		25,105,028
Accumulated net realized gain (loss) on investments		300,320,573
Accumulated net unrealized appreciation (depreciation) on investments (including $1,204,348 net unrealized appreciation on financial futures)		1,030,185,734
Net Assets ($)		3,303,415,872
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		87,634,923
Net Asset Value Per Share ($)		37.70

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2015

Investment Income ($):
Income:
Interest	1,577
Cash dividends:
Unaffiliated issuers	51,397,280
Affiliated issuers	53,009
Income from securities lending—Note 1(b)	1,652,278
Total Income	53,104,144
Expenses:
Management fee—Note 3(a)	8,819,659
Shareholder servicing costs—Note 3(b)	8,819,659
Directors’ fees—Note 3(a,c)	245,859
Loan commitment fees—Note 2	36,783
Interest expense—Note 2	2,870
Total Expenses	17,924,830
Less—Directors' fees reimbursed by Dreyfus—Note 3(a)	(245,859)
Net Expenses	17,678,971
Investment Income—Net	35,425,173
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	327,783,684
Net realized gain (loss) on financial futures	3,892,590
Net Realized Gain (Loss)	331,676,274
Net unrealized appreciation (depreciation) on investments	(254,690,926)
Net unrealized appreciation (depreciation) on financial futures	(171,291)
Net Unrealized Appreciation (Depreciation)	(254,862,217)
Net Realized and Unrealized Gain (Loss) on Investments	76,814,057
Net Increase in Net Assets Resulting from Operations	112,239,230

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2015	2014
Operations ($):
Investment income—net	35,425,173	34,775,881
Net realized gain (loss) on investments	331,676,274	190,480,929
Net unrealized appreciation (depreciation) on investments	(254,862,217)	147,343,603
Net Increase (Decrease) in Net Assets Resulting from Operations	112,239,230	372,600,413
Dividends to Shareholders from ($):
Investment income—net	(34,999,103)	(29,701,904)
Net realized gain on investments	(194,304,335)	(126,163,403)
Total Dividends	(229,303,438)	(155,865,307)
Capital Stock Transactions ($):
Net proceeds from shares sold	830,100,003	802,100,848
Dividends reinvested	203,641,906	140,337,139
Cost of shares redeemed	(1,185,679,890)	(992,963,048)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(151,937,981)	(50,525,061)
Total Increase (Decrease) in Net Assets	(269,002,189)	166,210,045
Net Assets ($):
Beginning of Period	3,572,418,061	3,406,208,016
End of Period	3,303,415,872	3,572,418,061
Undistributed investment income—net	25,105,028	24,661,099
Capital Share Transactions (Shares):
Shares sold	21,585,359	21,370,235
Shares issued for dividends reinvested	5,334,154	3,833,741
Shares redeemed	(30,572,506)	(26,445,797)
Net Increase (Decrease) in Shares Outstanding	(3,652,993)	(1,241,821)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	39.13	36.81	29.10	27.46	25.98
Investment Operations:
Investment income—net[a]	.39	.37	.35	.26	.18
Net realized and unrealized gain (loss) on investments	.81	3.64	8.80	2.72	1.91
Total from Investment Operations	1.20	4.01	9.15	2.98	2.09
Distributions:
Dividends from investment income—net	(.40)	(.32)	(.34)	(.20)	(.22)
Dividends from net realized gain on investments	(2.23)	(1.37)	(1.10)	(1.14)	(.39)
Total Distributions	(2.63)	(1.69)	(1.44)	(1.34)	(.61)
Net asset value, end of period	37.70	39.13	36.81	29.10	27.46
Total Return (%)	2.98	11.21	32.84	11.51	8.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.00	.98	1.07	.92	.64
Portfolio Turnover Rate	19.45	16.22	10.41	12.76	19.40
Net Assets, end of period ($ x 1,000)	3,303,416	3,572,418	3,406,208	2,494,980	2,302,143

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® MidCap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American

Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	3,248,022,439	–	–	3,248,022,439
Equity Securities—Foreign Common Stocks†	6,905,449	–	–	6,905,449
Mutual Funds	134,392,877	–	–	134,392,877
U.S. Treasury	–	2,464,068	–	2,464,068
Other Financial Instruments:
Financial Futures††	1,204,348	–	–	1,204,348

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

At October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended October 31, 2015,

The Bank of New York Mellon earned $422,464 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2015 were as follows:

Affiliated Investment Company	Value 10/31/2014 ($)	Purchases ($)	Sales ($)	Value 10/31/2015 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	27,543,002	783,563,580	772,420,797	38,685,785	1.2
Dreyfus Institutional Cash Advantage Fund	145,869,660	771,978,189	822,140,757	95,707,092	2.9
Total	173,412,662	1,555,541,769	1,594,561,554	134,392,877	4.1

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $25,105,028, undistributed capital gains $328,909,031 and unrealized appreciation $1,001,597,276.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2015 and October 31, 2014 were as follows: ordinary income $41,972,772 and $43,050,248, and long-term capital gains $187,330,666 and $112,815,059, respectively.

During the period ended October 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $17,859 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2015 was approximately $257,800 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund's average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended October 31, 2015, fees reimbursed by Dreyfus amounted to $245,859.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2015, the fund was charged $8,819,659 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $696,988 and Shareholder Services Plan fees $696,988, which are offset against an expense reimbursement currently in effect in the amount of $17,716.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2015, amounted to $671,942,238 and $1,034,879,408, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified

NOTES TO FINANCIAL STATEMENTS (continued)

date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2015 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2015:

Average Market Value ($)
Equity financial futures	52,413,403

At October 31, 2015, the cost of investments for federal income tax purposes was $2,390,187,557; accordingly, accumulated net unrealized appreciation on investments was $1,001,597,276, consisting of $1,188,972,965 gross unrealized appreciation and $187,375,689 gross unrealized depreciation.

NOTE 5—Pending Legal Matters:

The fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609). The complaint alleges that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in or around December, 2007 constituted constructive and/or intentional “fraudulent transfers” under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares.

On January 14, 2014, the Court issued a decision and order granting in part, and denying in part, defendants’ motion to dismiss the complaint. On April 9, 2014, plaintiff filed a Third Amended Complaint continuing to assert constructive and intentional fraudulent transfer claims under applicable state law. On August 1, 2014, defendants moved to dismiss the Third Amended Complaint, and oral arguments on the motion were held on January 14, 2015. On November 18, 2015, the Court granted defendants’ motion to dismiss the intentional fraudulent transfer claim, and denied the motion to dismiss the constructive fraudulent transfer claim.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Midcap Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Midcap Index Fund, Inc., including the statements of investments and financial futures, as of October 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Midcap Index Fund, Inc. at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2015

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended October 31, 2015 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2015, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $36,818,084 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2016 of the percentage applicable to the preparation of their 2015 income tax returns. Also, the fund hereby designates $2.1187 per share as a long-term capital gain distribution and $.0800 per share as a short-term capital gain distribution paid on December 29, 2014 and the fund also reports $.0280 per share as a long-term capital gain distribution paid on March 24, 2015.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 140

———————

Peggy C. Davis (72)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 51

———————

David P. Feldman (75)

Board Member (1989)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 37

———————

Ehud Houminer (75)

Board Member (1996)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 61

———————

Lynn Martin (75)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 37

———————

Robin A. Melvin (52)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 111

———————

Dr. Martin Peretz (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 37

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Dr. Paul A Marks, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 66 investment companies (comprised of 140 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (67 investment companies, comprised of 165 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NOTES

NOTES

For More Information

Dreyfus Midcap Index Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: PESPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 0113AR1015

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,226 in 2014 and $33,031 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,120 in 2014 and $6,273 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,578 in 2014 and $3,369 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,228 in 2014 and $1,134 in 2015. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $26,822,186 in 2014 and $19,591,507 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date: December 22, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date: December 22, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)